Investments - Additional Information (Detail) AUD in Millions, $ in Millions, SAR in Billions	1 Months Ended			9 Months Ended			12 Months Ended							93 Months Ended
	Apr. 30, 2016 USD ($) Refinery	Apr. 30, 2016 AUD Refinery	Jun. 30, 2013	Sep. 30, 2016 USD ($)	Sep. 30, 2016 AUD	Sep. 30, 2016 SAR	Dec. 31, 2015 USD ($) Project Subsidiary kt	Dec. 31, 2015 SAR Project Subsidiary kt	Dec. 31, 2014 USD ($) Project Subsidiary	Dec. 31, 2013 USD ($)	Dec. 31, 2012 kt	Dec. 31, 2004 USD ($)	Dec. 31, 2004 AUD	Sep. 30, 2011 USD ($)	Sep. 30, 2011 AUD
Schedule of Equity Method Investments [Line Items]
Investments				$ 1,362			$ 1,472		$ 1,777
Percent of equity investments in other entity									40.00%
Dividends from equity investments							152		$ 86	$ 89
Expanded capacity amount of processed bauxite, in Kmt | kt											100
Outstanding receivable for labor and other employee-related expenses							19		$ 30
Guarantee issued on behalf of smelting and rolling mill companies							190
Amount to be received by sale of investment percentage in DBP							$ (60)			$ (32)
Number of alumina refineries to be powered under supplied agreement | Refinery	3	3
Alcoa Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Percent of equity investments in other entity							60.00%
Ownership interest in joint venture	60.00%	60.00%		25.10%	25.10%	25.10%	25.10%	25.10%
Initial investment							$ 80
Alumina Limited of Australia [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest in joint venture	40.00%	40.00%
Pechiney Reynolds Quebec Inc [Member]
Schedule of Equity Method Investments [Line Items]
Percent of equity investments in other entity							49.80%		49.80%	49.80%
Amount to be received by sale of investment percentage in DBP							$ (52)		$ (14)	$ (13)
Alumina Limited [Member]
Schedule of Equity Method Investments [Line Items]
Percent of equity investments in other entity							40.00%
Percentage of amount required to be contributed in the event Alcoa would be required to make payments under the guarantees				40.00%	40.00%	40.00%	40.00%	40.00%
Manicouagan Power Limited Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Percent of equity investments in other entity							40.00%		40.00%	40.00%
Amount to be received by sale of investment percentage in DBP							$ (36)		$ (41)	$ (42)
Ma'aden Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Joint venture shareholders agreement period, years							30 years	30 years
Joint venture shareholders agreement, automatic extension additional period, years							20 years	20 years
Ownership interest in joint venture				74.90%	74.90%	74.90%	74.90%	74.90%
Payment for pro rata share of pre-incorporation costs							$ 56
Maaden Alcoa Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest in joint venture at fair market value							14.90%	14.90%
Period Bracket To Exercise Option							6 months	6 months
Period To Open Option Exercise Bracket From Commercial Production Date							5 years	5 years
Amount invested by Alcoa and Aluminum Financing Limited				$ 10,800		SAR 40.5	$ 10,800	SAR 40.5
Capital investment commitment paid-to-date				1			29		120
Equity investments				863			928		983
Ma'aden Alcoa Joint Venture Smelter And Rolling Mill Companies [Member]
Schedule of Equity Method Investments [Line Items]
Project financing Investment				4,207			4,311
Ma'aden Alcoa Joint Venture Smelter And Rolling Mill Companies [Member] | Other Noncurrent Liabilities and Deferred Credits [Member]
Schedule of Equity Method Investments [Line Items]
Guarantee issued on behalf of smelting and rolling mill companies				3			7		8
Maaden Alcoa Joint Venture Mine And Refinery Company [Member] | Other Noncurrent Liabilities and Deferred Credits [Member]
Schedule of Equity Method Investments [Line Items]
Guarantee issued on behalf of smelting and rolling mill companies				3			$ 3		$ 4
Saudi Arabia Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Joint venture agreement period			20 years
Dampier to Bunbury Natural Gas Pipeline [Member]
Schedule of Equity Method Investments [Line Items]
Capital investment commitment paid-to-date												$ 17	AUD 24
Brazil [Member]
Schedule of Equity Method Investments [Line Items]
Number of hydroelectric power projects | Project							2	2	2
Canada [Member]
Schedule of Equity Method Investments [Line Items]
Number of wholly-owned subsidiaries | Subsidiary							2	2	2
Canada [Member] | Pechiney Reynolds Quebec Inc [Member]
Schedule of Equity Method Investments [Line Items]
Percent of equity investments in other entity							49.80%
Canada [Member] | Becancour Smelter [Member]
Schedule of Equity Method Investments [Line Items]
Percent of equity investments in other entity							49.90%		49.90%
Canada [Member] | Manicouagan Power Limited Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Percent of equity investments in other entity							40.00%
Financial Guarantee [Member] | Ma'aden Alcoa Joint Venture Smelter And Rolling Mill Companies [Member]
Schedule of Equity Method Investments [Line Items]
Debt service requirements, principal				100			$ 142
Debt service requirements, interest maximum				35			50
Financial Guarantee [Member] | Maaden Alcoa Joint Venture Mine And Refinery Company [Member]
Schedule of Equity Method Investments [Line Items]
Debt service requirements, principal				120			120
Debt service requirements, interest maximum				30			30
Alcoa [Member] | Maaden Alcoa Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Amount invested by Alcoa and Aluminum Financing Limited							1,100
Capital investment commitment paid-to-date							981
Alcoa [Member] | Ma'aden Alcoa Joint Venture Smelter And Rolling Mill Companies [Member]
Schedule of Equity Method Investments [Line Items]
Project financing Investment							142
Alcoa [Member] | Maaden Alcoa Joint Venture Mine And Refinery Company [Member]
Schedule of Equity Method Investments [Line Items]
Project financing Investment							$ 2,232
Halco Mining Inc [Member] | Boke Investment Company [Member]
Schedule of Equity Method Investments [Line Items]
Minority interest percentage held by equity interest							100.00%		100.00%
Compagnie Des Bauxites De Guinee [Member] | Boke Investment Company [Member]
Schedule of Equity Method Investments [Line Items]
Minority interest percentage held by equity interest							51.00%		51.00%
Scenario Two [Member] | Saudi Arabia Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Potential forfeiture of letter of credit							$ 60
Bauxite Mining [Member]
Schedule of Equity Method Investments [Line Items]
Projected capacity amount of processed bauxite, in kmt | kt							4,000	4,000
Bauxite Mining [Member] | Brazil [Member] | Pechiney Reynolds Quebec Inc [Member]
Schedule of Equity Method Investments [Line Items]
Percent of equity investments in other entity							18.20%		18.20%
Bauxite Mining [Member] | Halco Mining Inc [Member] | GUINEA | Pechiney Reynolds Quebec Inc [Member]
Schedule of Equity Method Investments [Line Items]
Percent of equity investments in other entity							45.00%		45.00%
Smelter Operation [Member] | Canada [Member] | Pechiney Reynolds Quebec Inc [Member]
Schedule of Equity Method Investments [Line Items]
Percent of equity investments in other entity							50.00%		50.00%
Smelter Operation [Member] | Pechiny Reynolds Quebec Subsidiary [Member]
Schedule of Equity Method Investments [Line Items]
Percent of equity investments in other entity							50.10%		50.10%
Smelter Operation [Member] | Pechiny Reynolds Quebec Subsidiary [Member] | Becancour Smelter [Member]
Schedule of Equity Method Investments [Line Items]
Percent of equity investments in other entity							25.05%		25.05%
Hydroelectric Power [Member] | Canada [Member] | Manicouagan Power Limited Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Percent of equity investments in other entity							40.00%		40.00%
Refining Facilities [Member]
Schedule of Equity Method Investments [Line Items]
Projected capacity amount of processed bauxite, in kmt | kt							1,800	1,800
Primary Aluminum Smelter [Member]
Schedule of Equity Method Investments [Line Items]
Projected capacity amount of processed bauxite, in kmt | kt							740	740
Rolling Mill [Member]
Schedule of Equity Method Investments [Line Items]
Projected capacity amount of processed bauxite, in kmt | kt							380	380
AofA [Member]
Schedule of Equity Method Investments [Line Items]
Gain after tax and noncontrolling interest				11	AUD 15
Pretax gain on sale of investments				27	AUD 35
AofA [Member] | Dampier to Bunbury Natural Gas Pipeline [Member]
Schedule of Equity Method Investments [Line Items]
Capital investment commitment paid-to-date														$ 141	AUD 176
Investment percentage in DBP to be sold	20.00%	20.00%
Amount to be received by sale of investment percentage in DBP	$ 145	AUD 192
Percentage of access to be maintained in DBNGP transmission capacity for gas supply	30.00%	30.00%										20.00%	20.00%
AWAC [Member]
Schedule of Equity Method Investments [Line Items]
Percent of equity investments in other entity									55.00%
AWAC [Member] | Alcoa Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Percent of equity investments in other entity							60.00%		60.00%
AWAC [Member] | Alumina Limited [Member]
Schedule of Equity Method Investments [Line Items]
Percent of equity investments in other entity							40.00%		40.00%
AWAC [Member] | Maaden Alcoa Joint Venture Mine And Refinery Company [Member]
Schedule of Equity Method Investments [Line Items]
Project financing Investment				$ 560			$ 560